First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.5%
	Aerospace & Defense – 1.3%
5,080	General Dynamics Corp.	$1,268,984
	Beverages – 6.9%
39,407	Coca-Cola (The) Co.	2,358,509
47,083	Keurig Dr. Pepper, Inc.	1,828,704
14,433	PepsiCo, Inc.	2,620,744
		6,807,957
	Biotechnology – 6.1%
7,513	AbbVie, Inc.	1,099,903
7,196	Amgen, Inc.	1,945,439
37,456	Gilead Sciences, Inc.	2,938,798
		5,984,140
	Capital Markets – 1.0%
8,151	Cboe Global Markets, Inc.	1,014,799
	Chemicals – 1.0%
3,771	Air Products and Chemicals, Inc.	944,258
	Commercial Services & Supplies – 2.7%
9,616	Republic Services, Inc.	1,275,274
9,033	Waste Management, Inc.	1,430,556
		2,705,830
	Communications Equipment – 1.9%
42,248	Cisco Systems, Inc.	1,919,327
	Containers & Packaging – 2.4%
67,684	Amcor PLC	783,781
22,743	International Paper Co.	764,392
6,563	Packaging Corp. of America	788,938
		2,337,111
	Distributors – 1.0%
5,432	Genuine Parts Co.	966,136
	Diversified Financial Services – 2.2%
7,331	Berkshire Hathaway, Inc., Class B (a)	2,163,305
	Diversified Telecommunication Services – 2.1%
48,742	AT&T, Inc.	888,567
31,518	Verizon Communications, Inc.	1,177,827
		2,066,394
	Electric Utilities – 5.4%
9,710	American Electric Power Co., Inc.	853,703
13,838	Duke Energy Corp.	1,289,425
12,917	Evergy, Inc.	789,616
3,540	Eversource Energy	270,031
26,205	PPL Corp.	694,171
Shares	Description	Value

	Electric Utilities (Continued)
9,530	Southern (The) Co.	$624,025
12,358	Xcel Energy, Inc.	804,629
		5,325,600
	Electrical Equipment – 1.0%
7,701	AMETEK, Inc.	998,512
	Electronic Equipment, Instruments & Components – 2.1%
5,188	Teledyne Technologies, Inc. (a)	2,064,720
	Food Products – 5.0%
7,446	Hershey (The) Co.	1,777,881
36,780	Hormel Foods Corp.	1,708,431
24,037	Mondelez International, Inc., Class A	1,477,795
		4,964,107
	Gas Utilities – 0.4%
3,973	Atmos Energy Corp.	423,323
	Health Care Equipment & Supplies – 1.0%
4,051	Becton Dickinson and Co.	955,914
	Health Care Providers & Services – 2.9%
9,250	AmerisourceBergen Corp.	1,454,285
3,597	McKesson Corp.	1,400,564
		2,854,849
	Hotels, Restaurants & Leisure – 3.7%
8,605	McDonald’s Corp.	2,346,239
11,259	Yum! Brands, Inc.	1,331,377
		3,677,616
	Household Products – 1.7%
23,225	Colgate-Palmolive Co.	1,714,934
	Industrial Conglomerates – 1.9%
6,607	3M Co.	831,094
4,937	Honeywell International, Inc.	1,007,247
		1,838,341
	Insurance – 9.1%
13,297	Aflac, Inc.	865,768
10,307	Assurant, Inc.	1,400,309
5,482	Chubb Ltd.	1,178,027
14,528	Loews Corp.	828,386
7,870	Marsh & McLennan Cos., Inc.	1,270,926
6,347	Travelers (The) Cos., Inc.	1,170,768
17,564	W.R. Berkley Corp.	1,306,410
4,318	Willis Towers Watson PLC	942,231
		8,962,825

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 11.5%
8,839	Automatic Data Processing, Inc.	$2,136,386
13,320	Broadridge Financial Solutions, Inc.	1,998,799
18,876	International Business Machines Corp.	2,610,362
11,894	Jack Henry & Associates, Inc.	2,367,620
19,052	Paychex, Inc.	2,254,042
		11,367,209
	Machinery – 1.9%
4,192	IDEX Corp.	931,924
4,319	Illinois Tool Works, Inc.	922,236
		1,854,160
	Multi-Utilities – 6.7%
13,978	Ameren Corp.	1,139,487
13,430	CMS Energy Corp.	766,181
10,395	Consolidated Edison, Inc.	914,344
15,598	Dominion Energy, Inc.	1,091,392
7,706	DTE Energy Co.	863,920
18,995	NiSource, Inc.	487,981
11,381	Public Service Enterprise Group, Inc.	638,133
8,112	WEC Energy Group, Inc.	740,869
		6,642,307
	Oil, Gas & Consumable Fuels – 1.9%
44,237	Kinder Morgan, Inc.	801,575
31,929	Williams (The) Cos., Inc.	1,045,036
		1,846,611
	Pharmaceuticals – 6.8%
30,445	Bristol-Myers Squibb Co.	2,358,574
14,450	Johnson & Johnson	2,513,867
17,800	Merck & Co., Inc.	1,801,360
		6,673,801
	Professional Services – 0.9%
5,026	Verisk Analytics, Inc.	918,904
	Road & Rail – 0.8%
4,175	Union Pacific Corp.	823,059
	Software – 2.2%
5,188	Roper Technologies, Inc.	2,150,634
	Total Common Stocks	94,235,667
	(Cost $91,906,140)
REAL ESTATE INVESTMENT TRUSTS – 4.3%
	Equity Real Estate Investment Trusts – 4.3%
8,221	Camden Property Trust	949,936
6,127	Mid-America Apartment Communities, Inc.	964,696
23,980	Realty Income Corp.	1,493,235
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
14,252	Welltower, Inc.	$869,942
	Total Real Estate Investment Trusts	4,277,809
	(Cost $4,886,636)
	Total Investments – 99.8%	98,513,476
	(Cost $96,792,776)
	Net Other Assets and Liabilities – 0.2%	186,126
	Net Assets – 100.0%	$98,699,602

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 94,235,667	$ 94,235,667	$ —	$ —
Real Estate Investment Trusts*	4,277,809	4,277,809	—	—
Total Investments	$ 98,513,476	$ 98,513,476	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.9%
	Australia – 6.5%
3,706	ASX Ltd.	$160,486
69,669	Aurizon Holdings Ltd.	161,321
15,327	Australia & New Zealand Banking Group Ltd.	250,588
26,321	Coles Group Ltd.	274,935
2,390	Commonwealth Bank of Australia	160,031
30,863	Endeavour Group Ltd.	141,152
95,927	Medibank Pvt Ltd.	172,421
6,353	National Australia Bank Ltd.	131,745
7,037	Sonic Healthcare Ltd.	147,505
114,347	Telstra Corp., Ltd.	286,717
13,406	Westpac Banking Corp.	206,747
10,493	Woolworths Group Ltd.	221,625
		2,315,273
	Belgium – 0.7%
980	Elia Group S.A./N.V.	123,869
1,829	Groupe Bruxelles Lambert S.A.	134,840
		258,709
	Bermuda – 1.0%
77,106	CK Infrastructure Holdings Ltd.	366,393
	Cayman Islands – 1.5%
43,675	CK Asset Holdings Ltd.	241,475
60,475	CK Hutchison Holdings Ltd.	300,463
		541,938
	Denmark – 0.4%
5,992	Tryg A.S.	129,673
	France – 5.3%
1,019	Air Liquide S.A.	133,230
6,735	Bouygues S.A.	192,221
6,288	Bureau Veritas S.A.	155,788
2,567	Edenred	131,814
11,189	Getlink SE	177,252
4,089	La Francaise des Jeux SAEM (b) (c)	133,352
49,490	Orange S.A.	471,038
592	Pernod Ricard S.A.	103,962
1,650	Sanofi	142,401
866	Thales S.A.	110,102
16,494	Vivendi SE	135,031
		1,886,191
	Germany – 4.1%
751	Allianz SE	135,225
1,936	Bayer AG	101,823
1,929	Beiersdorf AG	185,258
1,028	Deutsche Boerse AG	167,271
11,035	Deutsche Telekom AG	208,990
18,477	E.ON SE	154,771
2,571	Henkel AG & Co., KGaA	151,050
1,267	SAP SE	122,294
Shares	Description	Value

	Germany (Continued)
1,130	Symrise AG	$115,413
55,522	Telefonica Deutschland Holding AG	121,042
		1,463,137
	Hong Kong – 9.5%
96,438	CLP Holdings, Ltd.	647,453
17,596	Hang Seng Bank Ltd.	247,700
66,000	Henderson Land Development Co., Ltd.	161,602
160,145	Hong Kong & China Gas Co., Ltd.	123,633
152,080	MTR Corp., Ltd.	669,376
80,350	New World Development Co., Ltd.	164,392
122,959	Power Assets Holdings Ltd.	588,193
157,500	Sino Land Co., Ltd.	168,342
38,539	Sun Hung Kai Properties Ltd.	414,620
101,000	Swire Properties Ltd.	194,032
		3,379,343
	Ireland – 0.3%
1,429	Kerry Group PLC, Class A	124,274
	Israel – 0.6%
1,663	Check Point Software Technologies Ltd. (d)	214,910
	Italy – 1.7%
6,293	Assicurazioni Generali S.p.A.	94,468
18,750	Infrastrutture Wireless Italiane S.p.A. (b) (c)	165,507
46,107	Snam S.p.A.	205,135
23,097	Terna-Rete Elettrica Nazionale S.p.A.	153,114
		618,224
	Japan – 27.3%
4,200	Aeon Co., Ltd.	78,424
4,600	Canon, Inc.	97,572
1,000	Central Japan Railway Co.	116,110
8,000	Chubu Electric Power Co., Inc.	65,154
4,500	Dai Nippon Printing Co., Ltd.	90,275
3,800	Daiwa House Industry Co., Ltd.	76,974
25,400	Daiwa Securities Group, Inc.	99,075
1,900	East Japan Railway Co.	102,734
30,100	ENEOS Holdings, Inc.	99,149
4,200	Hankyu Hanshin Holdings, Inc.	124,705
31,600	Hitachi Metals Ltd. (d)	461,584
3,500	Hoshizaki Corp.	100,390
3,500	ITOCHU Corp.	90,598
20,000	Japan Post Bank Co., Ltd.	133,159
36,300	Japan Post Holdings Co., Ltd.	244,026
7,300	Japan Post Insurance Co., Ltd.	107,859
18,700	Japan Tobacco, Inc.	309,875
9,600	Kajima Corp.	90,451

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
14,500	Kansai Electric Power (The) Co., Inc.	$109,900
4,400	Kao Corp.	165,412
10,300	KDDI Corp.	304,439
3,000	Kintetsu Group Holdings Co., Ltd.	101,483
11,800	Kirin Holdings Co., Ltd.	173,752
2,900	Kyocera Corp.	145,122
4,500	Kyowa Kirin Co., Ltd.	106,073
21,100	McDonald’s Holdings Co., Japan Ltd.	732,210
4,500	MEIJI Holdings Co., Ltd.	185,211
10,100	Mitsubishi Electric Corp.	88,981
10,400	Mitsubishi Estate Co., Ltd.	131,001
23,800	Mitsubishi HC Capital, Inc.	102,118
20,200	Mitsubishi UFJ Financial Group, Inc.	95,026
3,900	Mitsui Fudosan Co., Ltd.	74,737
20,700	Mizuho Financial Group, Inc.	223,573
2,600	MS&AD Insurance Group Holdings, Inc.	68,910
6,300	NGK Insulators Ltd.	73,594
13,500	Nippon Telegraph & Telephone Corp.	371,694
22,400	Nisshin Seifun Group, Inc.	242,235
2,000	Nissin Foods Holdings Co., Ltd.	129,527
28,800	Nomura Holdings, Inc.	93,317
14,400	Obayashi Corp.	92,485
22,600	Oji Holdings Corp.	78,426
5,400	Ono Pharmaceutical Co., Ltd.	126,961
4,200	Otsuka Holdings Co., Ltd.	134,619
6,600	SCSK Corp.	97,516
2,900	Secom Co., Ltd.	165,600
13,600	Sekisui House Ltd.	226,369
2,500	Seven & i Holdings Co., Ltd.	93,379
18,600	Shimizu Corp.	92,941
19,500	Shizuoka Financial Group, Inc.	123,010
44,000	Softbank Corp.	433,653
9,000	Sumitomo Corp.	114,728
3,700	Sumitomo Mitsui Financial Group, Inc.	103,837
4,000	Sumitomo Mitsui Trust Holdings, Inc.	115,054
3,500	Suntory Beverage & Food Ltd.	117,220
4,200	Taisei Corp.	114,537
12,900	Takeda Pharmaceutical Co., Ltd.	339,905
8,500	Tobu Railway Co., Ltd.	196,644
2,100	Toho Co., Ltd.	74,851
5,700	Tokio Marine Holdings, Inc.	103,155
8,500	Tokyu Corp.	98,093
4,900	Toppan, Inc.	73,124
1,900	Trend Micro, Inc.	95,962
9,200	USS Co., Ltd.	139,026
2,000	Yakult Honsha Co., Ltd.	110,831
Shares	Description	Value

	Japan (Continued)
5,200	Yamato Holdings Co., Ltd.	$77,076
		9,745,431
	Netherlands – 3.5%
2,141	Euronext N.V. (b) (c)	136,049
1,967	Heineken Holding N.V.	134,323
7,453	Koninklijke Ahold Delhaize N.V.	208,073
166,716	Koninklijke KPN N.V.	466,427
2,954	QIAGEN N.V. (d)	127,573
1,556	Wolters Kluwer N.V.	165,381
		1,237,826
	New Zealand – 0.8%
96,440	Spark New Zealand Ltd.	287,079
	Norway – 0.9%
27,426	Orkla ASA	185,088
16,150	Telenor ASA	146,802
		331,890
	Singapore – 12.4%
39,300	City Developments Ltd.	211,825
12,400	DBS Group Holdings Ltd.	299,576
67,800	Keppel Corp., Ltd.	333,827
55,700	Oversea-Chinese Banking Corp., Ltd.	477,283
49,900	Singapore Airlines Ltd. (d)	185,415
94,000	Singapore Exchange Ltd.	559,113
235,700	Singapore Technologies Engineering Ltd.	549,456
276,700	Singapore Telecommunications Ltd.	488,662
12,100	United Overseas Bank Ltd.	237,282
151,000	UOL Group Ltd.	660,278
22,400	Venture Corp., Ltd.	252,071
71,400	Wilmar International Ltd.	195,699
		4,450,487
	Spain – 1.5%
9,205	Enagas S.A.	149,415
7,024	Endesa S.A.	117,207
10,183	Red Electrica Corp. S.A.	164,536
35,566	Telefonica S.A.	122,491
		553,649
	Sweden – 1.0%
13,193	Svenska Handelsbanken AB, Class A	122,655
14,391	Tele2 AB, Class B	117,983
46,943	Telia Co., AB	124,360
		364,998
	Switzerland – 7.8%
1,396	Baloise Holding AG	190,716
2,746	Nestle S.A.	299,020
5,735	Novartis AG	463,336

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
790	Roche Holding AG	$262,360
314	Swiss Life Holding AG	152,053
4,949	Swiss Prime Site AG	399,340
1,392	Swisscom AG	687,138
777	Zurich Insurance Group AG	331,565
		2,785,528
	United Kingdom – 6.1%
2,677	Berkeley Group Holdings PLC	106,559
5,383	Bunzl PLC	175,381
15,095	GSK PLC	247,339
1,803	Intertek Group PLC	75,553
20,062	National Grid PLC	218,199
2,980	Reckitt Benckiser Group PLC	197,529
6,486	RELX PLC	174,127
14,894	Sage Group (The) PLC	124,141
5,000	Severn Trent PLC	143,522
85,427	Tesco PLC	210,729
3,927	Unilever PLC	178,991
17,616	United Utilities Group PLC	189,778
116,862	Vodafone Group PLC	136,215
		2,178,063
	Total Common Stocks	33,233,016
	(Cost $39,473,773)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.2%
	Australia – 0.4%
26,852	Dexus	133,285
	Hong Kong – 1.5%
89,410	Link REIT	528,510
	Singapore – 4.3%
368,600	CapitaLand Ascendas REIT	682,207
251,300	CapitaLand Integrated Commercial Trust	333,741
242,843	Mapletree Logistics Trust	260,753
226,800	Mapletree Pan Asia Commercial Trust	254,741
		1,531,442
	Total Real Estate Investment Trusts	2,193,237
	(Cost $2,854,884)
	Total Investments – 99.1%	35,426,253
	(Cost $42,328,657)
	Net Other Assets and Liabilities – 0.9%	338,227
	Net Assets – 100.0%	$35,764,480

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	27.5%
Euro	17.3
Singapore Dollar	16.9
Hong Kong Dollar	13.6
Swiss Franc	7.9
Australian Dollar	6.9
British Pound Sterling	6.2
Swedish Krona	1.0
Norwegian Krone	0.9
New Zealand Dollar	0.8
United States Dollar	0.6
Danish Krone	0.4
Total	100.0%

Sector Allocation	% of Total Investments
Financials	17.3%
Industrials	15.3
Communication Services	14.5
Real Estate	14.4
Consumer Staples	12.5
Utilities	9.9
Health Care	6.2
Consumer Discretionary	3.8
Information Technology	3.6
Materials	2.2
Energy	0.3
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,233,016	$ 33,233,016	$ —	$ —
Real Estate Investment Trusts*	2,193,237	2,193,237	—	—
Total Investments	$ 35,426,253	$ 35,426,253	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 84.2%
	Aerospace & Defense – 0.5%
892	Woodward, Inc.	$81,796
	Auto Components – 0.6%
3,519	Gentex Corp.	93,218
	Banks – 11.5%
1,935	Associated Banc-Corp.	47,117
495	BancFirst Corp.	47,431
1,113	Bank of Hawaii Corp.	84,532
729	Bank OZK	31,333
1,436	Cathay General Bancorp	65,482
1,262	Commerce Bancshares, Inc.	89,400
1,395	Community Bank System, Inc.	87,090
307	Cullen/Frost Bankers, Inc.	47,600
3,305	CVB Financial Corp.	94,920
1,995	First Financial Bankshares, Inc.	76,788
5,805	FNB Corp.	83,882
4,571	Fulton Financial Corp.	83,329
1,226	Glacier Bancorp, Inc.	70,225
1,120	Independent Bank Corp.	97,451
1,019	Independent Bank Group, Inc.	64,289
6,188	Northwest Bancshares, Inc.	93,191
5,081	Old National Bancorp	99,384
1,268	Prosperity Bancshares, Inc.	90,751
1,031	ServisFirst Bancshares, Inc.	77,665
3,153	Simmons First National Corp., Class A	75,262
847	UMB Financial Corp.	70,487
2,350	United Bankshares, Inc.	99,523
1,428	United Community Banks, Inc.	54,978
2,666	Valley National Bancorp	31,646
		1,763,756
	Biotechnology – 0.6%
376	United Therapeutics Corp. (a)	86,679
	Building Products – 1.0%
300	Carlisle Cos., Inc.	71,640
334	Lennox International, Inc.	78,012
		149,652
	Capital Markets – 1.7%
257	Affiliated Managers Group, Inc.	31,909
354	Evercore, Inc., Class A	37,206
1,410	Janus Henderson Group PLC	32,106
996	Jefferies Financial Group, Inc.	34,272
1,701	SEI Investments Co.	92,364
554	Stifel Financial Corp.	34,276
		262,133
	Chemicals – 2.4%
895	Ashland, Inc.	93,903
687	Balchem Corp.	96,043
1,006	RPM International, Inc.	95,137
1,215	Sensient Technologies Corp.	86,824
		371,907
Shares	Description	Value

	Commercial Services & Supplies – 2.0%
1,558	ABM Industries, Inc.	$69,347
634	Clean Harbors, Inc. (a)	77,640
1,982	Stericycle, Inc. (a)	88,357
536	Tetra Tech, Inc.	75,726
		311,070
	Communications Equipment – 1.0%
1,320	Ciena Corp. (a)	63,228
6,407	Viavi Solutions, Inc. (a)	96,746
		159,974
	Construction & Engineering – 1.8%
1,218	AECOM	91,691
726	EMCOR Group, Inc.	102,439
3,073	MDU Resources Group, Inc.	87,519
		281,649
	Construction Materials – 0.5%
574	Eagle Materials, Inc.	70,206
	Consumer Finance – 0.4%
635	Encore Capital Group, Inc. (a)	32,334
2,059	SLM Corp.	34,159
		66,493
	Containers & Packaging – 1.8%
880	AptarGroup, Inc.	87,252
2,017	Silgan Holdings, Inc.	95,525
1,481	Sonoco Products Co.	91,941
		274,718
	Diversified Consumer Services – 1.6%
1,014	Grand Canyon Education, Inc. (a)	102,039
1,288	H&R Block, Inc.	53,001
1,456	Service Corp. International	88,248
		243,288
	Electric Utilities – 3.5%
1,698	ALLETE, Inc.	95,547
2,425	Hawaiian Electric Industries, Inc.	92,247
854	IDACORP, Inc.	89,414
2,307	OGE Energy Corp.	84,505
1,852	PNM Resources, Inc.	86,062
1,938	Portland General Electric Co.	87,094
		534,869
	Electrical Equipment – 1.7%
378	Hubbell, Inc.	89,767
2,659	nVent Electric PLC	97,054

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
548	Regal Rexnord Corp.	$69,344
		256,165
	Electronic Equipment, Instruments & Components – 4.0%
865	Arrow Electronics, Inc. (a)	87,590
2,018	Avnet, Inc.	81,103
1,025	Cognex Corp.	47,386
1,019	Insight Enterprises, Inc. (a)	96,306
1,009	Jabil, Inc.	64,828
6,014	Knowles Corp. (a)	82,692
331	Littelfuse, Inc.	72,903
910	TD SYNNEX Corp.	83,274
		616,082
	Entertainment – 0.6%
1,215	World Wrestling Entertainment, Inc., Class A	95,851
	Food & Staples Retailing – 1.3%
418	Casey’s General Stores, Inc.	97,273
1,547	Grocery Outlet Holding Corp. (a)	53,480
1,565	Sprouts Farmers Market, Inc. (a)	46,167
		196,920
	Food Products – 3.9%
1,219	Cal-Maine Foods, Inc.	68,886
3,421	Flowers Foods, Inc.	98,217
2,437	Hain Celestial Group (The), Inc. (a)	45,596
3,555	Hostess Brands, Inc. (a)	94,136
1,048	Ingredion, Inc.	93,398
588	Lancaster Colony Corp.	106,005
1,032	Post Holdings, Inc. (a)	93,313
		599,551
	Gas Utilities – 2.9%
1,230	National Fuel Gas Co.	83,013
2,159	New Jersey Resources Corp.	96,378
1,191	ONE Gas, Inc.	92,278
1,346	Spire, Inc.	93,964
2,063	UGI Corp.	72,886
		438,519
	Health Care Equipment & Supplies – 2.3%
583	CONMED Corp.	46,482
1,302	Enovis Corp. (a)	64,384
2,179	Envista Holdings Corp. (a)	71,929
976	Globus Medical, Inc., Class A (a)	65,392
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
2,027	Integra LifeSciences Holdings Corp. (a)	$101,857
		350,044
	Health Care Providers & Services – 2.2%
769	Acadia Healthcare Co., Inc. (a)	62,520
191	Chemed Corp.	89,172
1,764	Encompass Health Corp.	96,032
3,491	Patterson Cos., Inc.	90,661
		338,385
	Health Care Technology – 0.4%
4,015	Allscripts Healthcare Solutions, Inc. (a)	59,021
	Hotels, Restaurants & Leisure – 2.2%
667	Choice Hotels International, Inc.	86,603
568	Cracker Barrel Old Country Store, Inc.	64,877
622	Jack in the Box, Inc.	54,879
820	Papa John’s International, Inc.	59,557
1,005	Wyndham Hotels & Resorts, Inc.	76,310
		342,226
	Household Durables – 0.3%
561	Helen of Troy, Ltd. (a)	53,082
	Household Products – 0.5%
2,661	Energizer Holdings, Inc.	76,876
	Insurance – 4.4%
655	American Financial Group, Inc.	95,047
629	First American Financial Corp.	31,702
658	Hanover Insurance Group (The), Inc.	96,390
692	Kemper Corp.	32,988
112	Kinsale Capital Group, Inc.	35,299
1,006	Mercury General Corp.	29,174
3,605	Old Republic International Corp.	83,672
230	Reinsurance Group of America, Inc.	33,849
389	RenaissanceRe Holdings Ltd.	60,171
820	RLI Corp.	106,657
797	Selective Insurance Group, Inc.	78,170
		683,119
	Interactive Media & Services – 0.4%
859	Ziff Davis, Inc. (a)	66,478
	IT Services – 1.9%
1,585	CSG Systems International, Inc.	102,502
1,917	Genpact Ltd.	92,974

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,456	Maximus, Inc.	$89,792
		285,268
	Leisure Products – 0.3%
2,694	Mattel, Inc. (a)	51,078
	Life Sciences Tools & Services – 0.3%
918	Syneos Health, Inc. (a)	46,249
	Machinery – 6.1%
481	AGCO Corp.	59,726
927	Crane Holdings Co.	93,015
1,702	Donaldson Co., Inc.	97,780
2,611	Flowserve Corp.	74,883
1,396	Graco, Inc.	97,134
1,201	ITT, Inc.	91,744
667	Lincoln Electric Holdings, Inc.	94,714
494	Middleby (The) Corp. (a)	69,091
1,021	Oshkosh Corp.	89,848
1,006	Timken (The) Co.	71,718
971	Toro (The) Co.	102,373
		942,026
	Media – 0.3%
1,787	New York Times (The) Co., Class A	51,752
	Metals & Mining – 1.1%
388	Reliance Steel & Aluminum Co.	78,174
901	Royal Gold, Inc.	85,559
		163,733
	Multi-Utilities – 1.7%
2,253	Avista Corp.	92,441
1,242	Black Hills Corp.	81,189
1,718	NorthWestern Corp.	90,762
		264,392
	Pharmaceuticals – 1.5%
628	Jazz Pharmaceuticals PLC (a)	90,300
954	Pacira BioSciences, Inc. (a)	49,379
1,686	Prestige Consumer Healthcare, Inc. (a)	91,853
		231,532
	Professional Services – 3.9%
703	ASGN, Inc. (a)	59,600
323	CACI International, Inc., Class A (a)	98,202
953	Exponent, Inc.	90,783
512	FTI Consulting, Inc. (a)	79,683
1,937	KBR, Inc.	96,404
868	ManpowerGroup, Inc.	67,999
Shares	Description	Value

	Professional Services (Continued)
950	Science Applications International Corp.	$102,923
		595,594
	Real Estate Management & Development – 0.4%
422	Jones Lang LaSalle, Inc. (a)	67,136
	Road & Rail – 1.6%
1,478	Knight-Swift Transportation Holdings, Inc.	70,988
606	Landstar System, Inc.	94,669
2,227	Werner Enterprises, Inc.	87,299
		252,956
	Semiconductors & Semiconductor Equipment – 0.4%
965	Cirrus Logic, Inc. (a)	64,771
	Software – 1.2%
1,107	CommVault Systems, Inc. (a)	67,405
137	Fair Isaac Corp. (a)	65,601
377	Manhattan Associates, Inc. (a)	45,870
		178,876
	Specialty Retail – 0.6%
299	Murphy USA, Inc.	94,038
	Textiles, Apparel & Luxury Goods – 1.0%
917	Carter’s, Inc.	62,237
1,149	Columbia Sportswear Co.	85,600
		147,837
	Thrifts & Mortgage Finance – 0.8%
830	Essent Group Ltd.	32,852
2,252	MGIC Investment Corp.	30,740
721	Mr Cooper Group, Inc. (a)	28,472
3,375	New York Community Bancorp, Inc.	31,421
		123,485
	Trading Companies & Distributors – 1.2%
1,149	MSC Industrial Direct Co., Inc., Class A	95,344
310	Watsco, Inc.	83,998
		179,342
	Water Utilities – 1.9%
1,074	American States Water Co.	97,154
1,632	California Water Service Group	101,282

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
2,019	Essential Utilities, Inc.	$89,280
		287,716
	Total Common Stocks	12,951,508
	(Cost $12,916,268)
REAL ESTATE INVESTMENT TRUSTS – 15.3%
	Equity Real Estate Investment Trusts – 14.7%
1,272	Agree Realty Corp.	87,386
2,209	Apartment Income REIT Corp.	84,892
11,487	Brandywine Realty Trust	75,355
3,665	Corporate Office Properties Trust	97,672
3,660	Cousins Properties, Inc.	86,962
4,420	Douglas Emmett, Inc.	77,748
593	EastGroup Properties, Inc.	92,917
4,361	Essential Properties Realty Trust, Inc.	93,849
1,896	First Industrial Realty Trust, Inc.	90,306
4,073	Healthcare Realty Trust, Inc.	82,804
3,157	Highwoods Properties, Inc.	89,122
5,361	Independence Realty Trust, Inc.	89,850
4,592	JBG SMITH Properties	90,371
1,960	Kilroy Realty Corp.	83,770
1,024	Lamar Advertising Co., Class A	94,444
769	Life Storage, Inc.	85,059
7,089	Medical Properties Trust, Inc.	81,169
2,146	National Retail Properties, Inc.	90,196
1,818	National Storage Affiliates Trust	77,556
2,491	Omega Healthcare Investors, Inc.	79,164
5,684	Physicians Realty Trust	85,601
2,815	Rayonier, Inc.	94,866
6,199	Retail Opportunity Investments Corp.	89,762
1,660	Rexford Industrial Realty, Inc.	91,765
5,352	Sabra Health Care REIT, Inc.	73,108
2,358	Spirit Realty Capital, Inc.	91,561
		2,257,255
	Mortgage Real Estate Investment Trusts – 0.6%
5,986	ARMOUR Residential REIT, Inc.	31,845
2,443	PennyMac Mortgage Investment Trust	33,884
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
8,712	Two Harbors Investment Corp.	$31,015
		96,744
	Total Real Estate Investment Trusts	2,353,999
	(Cost $2,758,171)
	Total Investments – 99.5%	15,305,507
	(Cost $15,674,439)
	Net Other Assets and Liabilities – 0.5%	77,688
	Net Assets – 100.0%	$15,383,195

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,951,508	$ 12,951,508	$ —	$ —
Real Estate Investment Trusts*	2,353,999	2,353,999	—	—
Total Investments	$ 15,305,507	$ 15,305,507	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.